Loans and Allowance for Credit Losses, Loans Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 887,637	$ 962,265	$ 953,110	$ 956,770	$ 967,604
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Deferred income as a percentage of total loans outstanding	1.00%	1.00%
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 478,417	$ 515,719	513,405	503,388	506,536
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, accrued interest, writeoff	43
Total Commercial [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	72,638	80,152	71,465	69,920	65,284
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	318,805	354,125	350,199	333,125	330,840
Commercial and industrial loans [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	63,128	70,494	62,564	60,106	55,396
Commercial real estate construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	21,805	19,939	22,496	24,279	23,916
Commercial real estate construction [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,603	1,434	1,011	655	375
Commercial real estate mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	121,720	121,824	121,014	126,599	132,491
Commercial real estate mortgage [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,278	7,004	6,731	8,033	8,541
Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,087	19,831	19,696	19,385	19,289
Lease financing [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	629	1,220	1,159	1,126	972
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	409,220	446,546	439,705	453,382	461,068
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, accrued interest, writeoff	195
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	299,960	$ 323,356
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility amount outstanding	30,700
Financing receivable line of credit facility conversion to term loan amount outstanding	$ 7,300
Financing receivable line of credit facility conversion to term loan percentage	24.00%
Financing receivable line of credit facility amount revolving credit conversion to term loan in next two years	$ 4,800
Financing receivable line of credit facility percentage revolving credit conversion to term loan in next two years	16.00%
Financing receivable line of credit facility amount revolving credit conversion to term loan in two to four years	$ 8,600
Financing receivable line of credit facility percentage revolving credit conversion to term loan in two to four years	28.00%
Financing receivable line of credit facility amount revolving credit conversion to term loan after four years	$ 10,000
Financing receivable line of credit facility percentage revolving credit conversion to term loan after four years	32.00%
Financing receivable line of credit facility remaining borrowing capacity	$ 53,600
Residential mortgage [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility periodic payment	1.50%
Financing receivable line of credit facility amount outstanding thirty or more days past due	$ 381
Financing receivable line of credit facility percentage thirty or more days past due	2.00%
Residential mortgage [Member] | Amortizing payment period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility amount outstanding thirty or more days past due	$ 378
Financing receivable line of credit facility percentage thirty or more days past due	5.00%
Residential mortgage [Member] | Minimum [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	10
Residential mortgage [Member] | Median [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	15
Residential mortgage [Member] | Maximum [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility revolving credit conversion to term loan period	30 years
Residential mortgage [Member] | Maximum [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	20 years
Residential mortgage [Member] | Geographic concentration risk [Member] | Loans [Member] | California [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	12.00%	13.00%
Residential mortgage [Member] | Geographic concentration risk [Member] | Loans [Member] | Maximum [Member] | California, larger metropolitan areas [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	4.00%
Residential mortgage [Member] | Interest-only loans [Member] | Minimum [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	three
Residential mortgage [Member] | Interest-only loans [Member] | Maximum [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	seven years
Residential mortgage [Member] | Interest-only loans [Member] | Product concentration risk [Member] | Loans [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	3.00%
Residential mortgage [Member] | Fully amortizing payment loans [Member] | Minimum [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	five
Residential mortgage [Member] | Fully amortizing payment loans [Member] | Maximum [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	30 years
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 276,674	$ 293,847	285,065	284,054	275,579
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	23,286	29,509	34,398	39,713	46,237
Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	36,664	41,013	39,025	37,976	36,700
Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	48,187	47,873	45,069	53,371	62,286
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 24,409	$ 34,304	$ 36,148	$ 38,268	$ 40,266
Commercial and industrial loans and leases [Member] | Product concentration risk [Member] | Loans [Member] | Financial institutions except banks [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	13.00%	12.00%
Commercial real estate [Member] | Product concentration risk [Member] | Loans [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, financing receivable amount	$ 0	$ 0
Commercial real estate [Member] | Product concentration risk [Member] | Loans [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	10.00%	10.00%